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                                   May 3, 2004

BY EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

       State Farm Variable Product Trust
       1933 Act Registration No. 333-22467
       1940 Act Registration No. 811-08073

       In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Variable Product Trust (the "Trust") certifies that:

       a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

       b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on April 29, 2004.

                                               Sincerely,


                                               /s/ David M. Moore
                                               ------------------
                                               David M. Moore
                                               Assistant Secretary
                                               State Farm Variable Product Trust
                                               309-766-1908